JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.6% (a)
Alabama — 3.5%
Alabama Public School and College Authority, Capital Improvement Series 2016A, Rev., 4.00%, 6/1/2031	35	36
Black Belt Energy Gas District
Series 2022C-1, Rev., 5.25%, 6/1/2028	1,530	1,608
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,340
Black Belt Energy Gas District, Gas Project Series 2022C-1, Rev., 5.25%, 6/1/2029 (b)	5,000	5,249
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,615	1,576
Southeast Energy Authority A Cooperative District
Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	4,685	4,833
Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,066
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	3,825	3,724
Total Alabama		19,432
Alaska — 0.0% ^
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	15	15
Arizona — 1.7%
Arizona Industrial Development Authority
Rev., 5.00%, 7/1/2038 (c)	250	244
Rev., 5.25%, 7/1/2043 (c)	250	242
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Series 2021A, Rev., 4.00%, 7/15/2036 (c)	275	241
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	150	145
City of Phoenix GO, 5.00%, 7/1/2031	1,500	1,744
City of Phoenix Civic Improvement Corp., Senior Lien Rev., AMT, 5.00%, 7/1/2030	1,475	1,570
City of San Luis Series A, Rev., AGM, 5.00%, 7/1/2025	50	52
City of Sedona, Excise Tax Rev., 5.00%, 7/1/2031	175	202
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B3, Rev., 5.13%, 11/15/2029 (c)	500	494
Maricopa County Elementary School District No. 92-Pendergast Elementary Series 2023B, GO, 5.00%, 7/1/2035	375	432
Maricopa County Industrial Development Authority
Series 2023A, Rev., 5.25%, 7/1/2033 (c)	200	200
Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,905
Maricopa County Unified School District No. 41 Gilbert Series 2023C, GO, 5.00%, 7/1/2025	575	594
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	189
COP, AGM, 5.00%, 6/1/2038	250	277
Maricopa County Unified School District No. 69 Paradise Valley Series 2022D, GO, 5.00%, 7/1/2035	425	490
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects Series 2018B, GO, 5.00%, 7/1/2028	10	11
Pinal County Electric District No. 3 Rev., 4.00%, 7/1/2034	150	153
Salt River Project Agricultural Improvement & Power District, Electric System Series 2017A, Rev., 5.00%, 1/1/2028	185	202
Town of Queen Creek, Excise Tax Rev., 5.00%, 8/1/2029	10	11
Total Arizona		9,398
Arkansas — 0.4%
City of Fort Smith, Water and Sewer Rev., 5.00%, 10/1/2027	1,305	1,393
City of Springdale Public Facilities Board Hospital, Arkansas Children's Northwest Project Rev., 5.00%, 3/1/2030	10	11

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
County of Pulaski
Rev., 5.00%, 3/1/2037	500	552
Rev., 4.25%, 3/1/2048	250	244
Total Arkansas		2,200
California — 11.3%
Briggs Elementary School District, Election of 2014 Series B, GO, 4.00%, 8/1/2030	5	5
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	12,200	12,128
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (c)	250	227
Series 2022A, Rev., 4.00%, 6/1/2042 (c)	550	437
California Health Facilities Financing Authority, Kaiser Permanente Series A-2, Rev., 4.00%, 11/1/2038	1,000	1,008
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	238
Rev., 5.00%, 10/1/2030	225	238
Rev., 5.00%, 10/1/2031	225	237
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B1, Rev., 2.75%, 11/15/2027	100	95
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (c)	500	524
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (c)	150	146
Series 2021B-2, Rev., 2.38%, 11/15/2028 (c)	260	252
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	100	95
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	100	97
Series 2021A, Rev., 5.00%, 11/15/2046 (c)	200	180
City of Los Angeles, Department of Water and Power, Power System
Series 2014B, Rev., 5.00%, 7/1/2031	2,100	2,116
Series 2014B, Rev., 5.00%, 7/1/2032	1,925	1,939
Series 2017A, Rev., 5.00%, 7/1/2034	710	762
Series 2019C, Rev., 5.00%, 7/1/2034	5	6
City of Santa Rosa, Wastewater Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,737
County of San Bernardino, Arrowhead Project COP, 5.00%, 10/1/2026	200	214
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (c)	1,500	1,127
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	200	152
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (c)	1,420	1,090
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,950	5,136
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	15
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2024 (d)	145	146
Los Angeles County Public Works Financing Authority Series 2020A, Rev., 5.00%, 12/1/2034	3,700	4,292
Mission Viejo Community Development Financing Authority Rev., 4.00%, 5/1/2026	135	139
Ontario Public Financing Authority, Civic Center Improvements
Series 2022A, Rev., AGM, 5.00%, 11/1/2027	90	98
Series 2022A, Rev., AGM, 5.00%, 11/1/2029	100	113
Series 2022A, Rev., AGM, 5.00%, 11/1/2030	140	161
Orange County Community Facilities District No. 2021-1, Rienda
Series 2022, 5.00%, 8/15/2037	100	105
5.00%, 8/15/2042	200	205

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
River Islands Public Financing Authority,Community of Facilities District No. 2003-1 Series CFD 2003 1 2022A-1, AGM, 4.00%, 9/1/2037	250	253
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,344
San Francisco City and County, Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	27
San Marcos Redevelopment Agency Successor Agency Rev., 5.00%, 10/1/2026	100	106
South Placer Wastewater Authority Rev., 5.00%, 11/1/2024	10	10
State of California GO, 5.00%, 10/1/2032	7,000	8,241
State of California, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2030	5,370	5,531
GO, 5.00%, 11/1/2037	5,000	5,798
Vista Unified School District
Series 2022B, GO, 5.00%, 8/1/2033	365	434
Series 2022B, GO, 5.00%, 8/1/2034	1,225	1,452
Series 2022B, GO, 5.00%, 8/1/2035	1,150	1,341
Westminster School District Series 2016, GO, 5.00%, 8/1/2030	5	5
Total California		63,002
Colorado — 4.0%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2037	425	475
Arapahoe County Water and Wastewater Authority Rev., 4.00%, 12/1/2039	1,150	1,156
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	4,996
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,639
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	5,000	5,585
City of Greeley COP, 4.00%, 12/1/2034	10	11
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2026	30	30
Rev., 4.00%, 5/1/2028	35	34
Rev., 4.00%, 5/1/2030	35	34
Rev., 4.00%, 5/1/2036	85	79
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	930
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	500	498
Jefferson County School District R-1 GO, 5.00%, 12/15/2035	515	563
Rampart Range Metropolitan District No. 5 Rev., 4.00%, 12/1/2036	500	420
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	362
State of Colorado
Series 2021A, COP, 5.00%, 12/15/2028	1,800	1,995
Series 2020-A, COP, 4.00%, 12/15/2034	25	26
Third Creek Metropolitan District No. 1 Series 2022A-1, GO, 4.50%, 12/1/2037	825	709
Waterview II Metropolitan District Series 2022A, GO, 4.50%, 12/1/2031	525	481
Windler Public Improvement Authority, Limited Tax
Series 2021A1, Rev., 4.00%, 12/1/2036	885	672
Series 2021A1, Rev., 4.00%, 12/1/2041	750	517
Total Colorado		22,212
Connecticut — 1.0%
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	1,052

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,452
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,903
Town of Southington Series 2020C, GO, 5.00%, 6/1/2028	5	5
Town of Stafford GO, 3.00%, 8/1/2026	10	10
Total Connecticut		5,422
District of Columbia — 1.9%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	313
Series 2017A, GO, 5.00%, 6/1/2030	400	433
Series 2017A, GO, 5.00%, 6/1/2031	600	649
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	164
Series 2021A, Rev., 4.00%, 4/1/2034	165	169
Series 2021A, Rev., 4.00%, 4/1/2035	200	202
Series 2021A, Rev., 4.00%, 4/1/2036	200	199
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	3,000	3,221
Series 2020A, Rev., AMT, 5.00%, 10/1/2032	3,000	3,281
Series 2021A, Rev., AMT, 4.00%, 10/1/2039	1,590	1,559
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	286
Total District of Columbia		10,476
Florida — 3.3%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	142
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (c)	100	91
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2029	205	230
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,736
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,912
Series 2021A, Rev., 4.00%, 9/1/2041	115	95
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2029	250	276
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022B, Rev., 5.00%, 7/1/2031	165	170
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	100	99
Florida Development Finance Corp., Mater Academy Miami-Dade Osceola County Facilities
Series 2022A, Rev., 5.00%, 6/15/2028	180	186
Series 2022A, Rev., 5.00%, 6/15/2031	260	268
Florida Development Finance Corp., Mayflower Retirement Community Project
Series 2021B1, Rev., 2.38%, 6/1/2027 (c)	100	96
Series 2021A, Rev., 4.00%, 6/1/2029 (c)	1,375	1,224
Series 2021A, Rev., 4.00%, 6/1/2030 (c)	1,435	1,253
Series 2021A, Rev., 4.00%, 6/1/2031 (c)	1,395	1,194
Series 2021A, Rev., 4.00%, 6/1/2036 (c)	2,105	1,648
JEA Electric System Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,312
Lee County Industrial Development Authority, Health Care Facilities Series 2022B2, Rev., 3.25%, 10/1/2026	1,500	1,431
Lee County School Board (The) COP, 5.00%, 8/1/2037	1,000	1,122

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Middleton Community Development District A Rev., 5.20%, 5/1/2027	225	228
Palm Beach County Health Facilities Authority, Jupiter Medical Center Projects Rev., 5.00%, 11/1/2028	150	157
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Rev., 4.00%, 6/1/2041	500	394
St. Johns County Industrial Development Authority, Vicar's Landing Project Series 2021A, Rev., 4.00%, 12/15/2029	225	210
University of Central Florida Housing Facility Series 2021A, Rev., 5.00%, 10/1/2024	50	51
Wildwood Utility Dependent District Rev., 5.00%, 10/1/2030	125	142
Total Florida		18,667
Georgia — 2.7%
Albany-Dougherty Inner City Authority, Albany State University Projects Rev., 5.00%, 7/1/2032	1,000	1,122
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,349
Cherokee County Water & Sewer Authority Series 2023, Rev., 5.00%, 8/1/2037	135	156
City of Atlanta
Series 2021C, Rev., AMT, 5.00%, 7/1/2029	1,160	1,255
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,873
Clayton County Development Authority, Clayton State University Project
Rev., 5.00%, 7/1/2026	50	52
Rev., 5.00%, 7/1/2028	125	136
Columbia County School District
GO, 5.00%, 10/1/2035	210	248
GO, 5.00%, 4/1/2036	700	820
GO, 5.00%, 10/1/2036	160	187
Development Authority of Monroe County (The) Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,242
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,500	1,448
Lee County School District GO, 5.00%, 2/1/2030	325	355
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (b)	1,000	996
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	1,300	1,343
Savannah Economic Development Authority, University Project Series 2021B, Rev., 5.00%, 6/15/2030	340	383
State of Georgia Series 2015A, GO, 5.00%, 2/1/2025	130	134
Total Georgia		15,099
Illinois — 4.9%
City of Chicago, Second Lien Waterworks Project Rev., 5.00%, 11/1/2029	1,000	1,017
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2038	500	557
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 4.50%, 8/1/2033 (c)	775	771
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	200	199
Series 2022B-2, Rev., 5.25%, 11/15/2027	200	199
Series 2022B1, Rev., 6.00%, 11/15/2027	100	100
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2029	150	138
Rev., 4.00%, 10/15/2030	100	91
Rev., 4.00%, 10/15/2031	135	121
Illinois Finance Authority, Washington and Jane Smith Community - Orland Park Rev., 4.00%, 10/15/2025	295	288
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,097
Northern Illinois University, Auxiliary Facilities System
Rev., 5.00%, 10/1/2026	250	260

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., 5.00%, 10/1/2027	325	342
Rev., 5.00%, 10/1/2028	325	347
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2024	750	766
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,161
Series 2017D, GO, 5.00%, 11/1/2028	1,350	1,437
Series 2018A, GO, 5.00%, 10/1/2030	2,000	2,155
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,735
Series 2021B, GO, 5.00%, 12/1/2033	1,000	1,108
GO, 5.00%, 5/1/2034	2,000	2,221
Series 2021A, GO, 4.00%, 3/1/2038	1,000	984
Series 2021A, GO, 4.00%, 3/1/2039	1,000	980
Total Illinois		27,074
Indiana — 1.9%
Avon Community School Building Corp. Rev., 4.00%, 7/15/2035	25	26
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2037	25	25
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200	154
Fort Wayne Community School Building Corp., Fort Wayne Community Schools Rev., 5.00%, 7/15/2038	650	725
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 2/1/2026	1,000	1,008
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2043	425	435
Indiana Finance Authority, DePauw University Projects
Series 2022A, Rev., 5.00%, 7/1/2027	200	208
Series 2022A, Rev., 5.00%, 7/1/2029	200	212
Series 2022A, Rev., 5.00%, 7/1/2030	230	245
Series 2022A, Rev., 5.00%, 7/1/2031	230	246
Series 2022A, Rev., 5.00%, 7/1/2032	230	247
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2029	125	136
Indiana Finance Authority, Wastewater Utility Series 2021-1, Rev., 5.00%, 10/1/2030	380	433
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	2,000	1,970
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,056
Lake Ridge School Building Corp., First Mortgage Rev., 4.00%, 7/15/2028	25	25
Marion High School Building Corp. Rev., 4.00%, 7/15/2027	250	256
Total Indiana		10,407
Iowa — 0.0% ^
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2032	20	21
Kansas — 0.1%
City of Topeka, Kansas Health Care Facilities Brewster Place Series 2022B, Rev., 5.13%, 12/1/2026	250	248
City of Wichita Series 2016B, Rev., 4.00%, 10/1/2026	125	129
Total Kansas		377
Kentucky — 1.8%
City of Henderson, Pratt Paper LLC Project Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (c)	500	482
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	726
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,055	851
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	1,000	782

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Bond Development Corp., Centre College Rev., 4.00%, 6/1/2029	160	166
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	7,265	7,123
Total Kentucky		10,130
Louisiana — 2.3%
Lafayette Public Power Authority Rev., 5.00%, 11/1/2025	15	16
Livingston Parish School Board Sales and Use Tax Series 2021A, Rev., 4.00%, 5/1/2027	25	26
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project Rev., 5.00%, 10/1/2027	25	27
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2036	675	724
Series 2020A, Rev., 5.00%, 5/15/2037	65	69
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (c)	290	266
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	3,500	3,477
St. Tammany Parish Hospital Service District No. 1 Series 2018A, Rev., 5.00%, 7/1/2032	15	16
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	8,000	8,163
Terrebonne Parish Recreation District No. 5 GO, 5.00%, 3/1/2027	20	21
Total Louisiana		12,805
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority
Series 2023A, Rev., AGM, 5.00%, 7/1/2025	100	103
Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	210
Maine Municipal Bond Bank
Series 2022A, Rev., 5.00%, 11/1/2033	800	942
Series 2022A, Rev., 5.00%, 11/1/2034	700	820
Total Maine		2,075
Maryland — 1.1%
County of Howard Series 2019B, GO, 5.00%, 8/15/2027	15	16
County of Howard, Consol Public Improvement Project Series 2021A, GO, 5.00%, 8/15/2024	2,370	2,414
County of Montgomery, Consolidated Public Improvements Series 2016A, GO, 4.00%, 12/1/2033	5	5
Maryland Economic Development Corp.
Series 2022A, Rev., 5.25%, 7/1/2029	295	322
Series 2022A, Rev., 5.25%, 7/1/2030	670	739
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	427
Series 2021A, Rev., 5.00%, 6/1/2032	450	489
Series 2021A, Rev., 4.00%, 6/1/2038	790	759
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	590	623
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2027	450	489
Total Maryland		6,283
Massachusetts — 1.0%
Commonwealth of Massachusetts Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,545
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,056
Series 2023G, Rev., 4.38%, 7/1/2052	700	670

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	290	287
Rev., 5.00%, 1/1/2027	300	295
Rev., 5.00%, 1/1/2028	265	259
Rev., 5.00%, 1/1/2029	500	486
Rev., 5.00%, 1/1/2030	230	223
Rev., 5.00%, 1/1/2031	245	236
Rev., 5.13%, 1/1/2040	100	91
Massachusetts Development Finance Agency, Southcoast Health System Series 2021G, Rev., 5.00%, 7/1/2036	200	215
Total Massachusetts		5,363
Michigan — 0.3%
Avondale School District GO, Q-SBLF, 5.00%, 11/1/2027	15	16
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	414
Eastern Michigan University, Board of Regents Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,058
Lakeview School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	10	10
Michigan Finance Authority, Lawrence Technological University Obligated Group
Rev., 4.00%, 2/1/2027	45	44
Rev., 4.00%, 2/1/2032	95	90
Michigan Strategic Fund, Graphic Packaging International LLC, Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	124
Onekama Consolidated Schools GO, AGM, 4.00%, 5/1/2025	15	15
Watervliet Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2025	10	10
Wayne-Westland Community Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	11
Total Michigan		1,792
Minnesota — 1.7%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	304
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2042	4,965	5,017
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 2022A, Rev., 5.00%, 10/1/2025	170	176
Series 2022A, Rev., 5.00%, 10/1/2026	100	105
Series 2022A, Rev., 5.00%, 10/1/2027	275	294
Series 2022A, Rev., 5.00%, 10/1/2028	290	315
Series 2022B, Rev., 5.00%, 10/1/2028	655	712
Series 2022A, Rev., 5.00%, 10/1/2029	315	348
Series 2022A, Rev., 5.00%, 10/1/2030	225	251
Series 2022A, Rev., 5.00%, 10/1/2031	350	388
Series 2022A, Rev., 5.00%, 10/1/2032	245	271
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,433
Moorhead Independent School District No. 152 Series 2020A, GO, 4.00%, 2/1/2028	10	10
Total Minnesota		9,624
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lake Regional Health System
Rev., 5.00%, 2/15/2030	670	714
Rev., 5.00%, 2/15/2031	705	756
Rev., 5.00%, 2/15/2032	500	536
Rev., 5.00%, 2/15/2033	500	535

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Rev., 4.00%, 2/15/2034	400	398
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	400	397
Total Missouri		3,336
Montana — 0.2%
Montana State Board of Regents, The University of Montana Series 2019B, Rev., 5.00%, 11/15/2028	1,000	1,098
Silver Bow County School District No. 1 GO, 5.00%, 7/1/2029	5	6
Total Montana		1,104
Nebraska — 1.9%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	10,260	10,294
Lancaster County School District 001 GO, 5.00%, 1/15/2026	110	115
Total Nebraska		10,409
Nevada — 0.6%
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	11
County of Clark, Southern California Edison Co. Series 2010, Rev., 2.10%, 6/1/2031	1,215	1,032
State of Nevada Series 2015B, GO, 5.00%, 11/1/2026	2,500	2,580
Total Nevada		3,623
New Hampshire — 0.1%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group Series 2021B, Rev., 5.00%, 8/15/2035	650	701
New Jersey — 3.1%
Camden County Improvement Authority (The) Rev., GTD, 5.00%, 1/15/2037	300	339
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	211
Rev., 5.00%, 7/15/2032 (c)	285	298
Rev., 5.00%, 7/15/2042 (c)	585	588
Camden County Improvement Authority (The), Kipp Cooper Norcross Academy Project Rev., 6.00%, 6/15/2042	525	563
County of Morris GO, 3.00%, 2/1/2030	20	20
New Jersey Economic Development Authority Series 2023 RRR, Rev., 5.00%, 3/1/2026	4,500	4,677
New Jersey Economic Development Authority, School Facilities Construction Series 2014PP, Rev., 5.00%, 6/15/2024 (d)	5,000	5,077
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2045	1,100	1,068
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2028	3,000	3,144
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 5.00%, 6/15/2050	1,000	1,053
New Jersey Turnpike Authority Series 2017B, Rev., 4.00%, 1/1/2035	5	5
Northvale School District GO, 4.00%, 8/1/2038	35	35
Total New Jersey		17,078
New Mexico — 0.9%
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval County Series 2023A, GO, 5.00%, 8/1/2024	750	763
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2023	700	701
GO, 5.00%, 9/15/2024	430	437
GO, 5.00%, 9/15/2025	300	311
GO, 5.00%, 9/15/2025	1,090	1,125
GO, 5.00%, 9/15/2026	360	380
GO, 5.00%, 9/15/2027	340	367

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
GO, 5.00%, 9/15/2028	300	323
State of New Mexico GO, 5.00%, 3/1/2031	755	873
Total New Mexico		5,280
New York — 15.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	100	92
Rev., 4.00%, 7/1/2036	160	137
Build NYC Resource Corp., Kipp NYC Public School Facilities-Canal West Project
Rev., 5.00%, 7/1/2030	510	543
Rev., 5.00%, 7/1/2034	210	224
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031 (c)	150	140
Series 2021A, Rev., 4.00%, 6/15/2051 (c)	225	164
City of New York
Series 2021A Subseries A1, GO, 4.00%, 8/1/2034	150	159
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,127
Series 2023E, GO, 4.00%, 4/1/2042	1,930	1,918
Series 2023E SUBE1, GO, 4.00%, 4/1/2045	2,000	1,960
City of New York, Fiscal Year 2018 Series 2018 -1, GO, 5.00%, 8/1/2030	20	22
City of New York, Fiscal Year 2021 Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,240
County of St. Lawrence GO, AGM, 3.00%, 5/15/2034	10	9
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017 Series 2017A, Rev., 5.00%, 2/15/2033	1,500	1,595
Long Island Power Authority Series 2019A, Rev., 3.00%, 9/1/2036	10	9
Long Island Power Authority, Electric System Series 2021A, Rev., 4.00%, 9/1/2033	30	33
Metropolitan Transportation Authority
Series 2015 F, Rev., 5.00%, 11/15/2025	15	15
Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,172
Monroe County Water Authority Rev., 4.00%, 3/1/2050	4,510	4,315
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	3,000	2,952
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.25%, 8/1/2023 (b)	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Series 2020B-1, Rev., 5.00%, 11/1/2025	900	936
New York City Transitional Finance Authority, Future Tax Secured Series 2022B,SubseriesB-1, Rev., 4.00%, 8/1/2038	600	607
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F,SubseriesF-1, Rev., 5.00%, 2/1/2036	1,005	1,152
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2023 Series 2023D, SubseriesD-1, Rev., 5.00%, 11/1/2046	10,000	10,887
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	2,397
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	748
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	363
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,223
New York State Dormitory Authority
Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,033
Series 2019D, Rev., 5.00%, 2/15/2035	100	112
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	3,759
New York State Dormitory Authority, Sales and Use Tax Series 2018C, Rev., 5.00%, 3/15/2033	15	16

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program Series 2018A, Rev., 5.00%, 10/1/2030	875	925
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2044	1,000	985
New York State Dormitory Authority, State Sales Tax Series A, Rev., 5.00%, 3/15/2033	1,000	1,010
New York State Environmental Facilities Corp., 2010 Master Financing Project
Series 2022B, Rev., 5.00%, 9/15/2031	300	353
Series 2022B, Rev., 5.00%, 9/15/2032	400	478
Series 2022B, Rev., 5.00%, 9/15/2033	565	672
Series 2022B, Rev., 5.00%, 9/15/2034	300	355
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,173
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,101
Series 2022B, Rev., 5.00%, 9/15/2037	635	728
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,164
New York State Thruway Authority, Junior Lien
Series 2016A, Rev., 5.00%, 1/1/2025	25	26
Series J, Rev., 5.00%, 1/1/2025	5	5
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	1,000	993
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,035
Port Authority of New York and New Jersey Series 222, Rev., 4.00%, 7/15/2038	100	102
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (d)	1,890	1,929
Syracuse Industrial Development Agency, School District Series 2019A, Rev., 4.00%, 5/1/2034	10	10
Triborough Bridge and Tunnel Authority, Senior Lien, MTA Bridges and Tunnels Series 2022B, Rev., 5.00%, 5/15/2029	375	422
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,271
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	21
GO, 4.00%, 8/1/2028	20	21
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	465	443
Series 2021CEFRB, Rev., 3.20%, 7/1/2028 (c)	3,025	2,829
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	855
Total New York		84,965
North Carolina — 1.9%
County of Cabarrus Series 2022A, Rev., 5.00%, 6/1/2028	1,000	1,100
County of Catawba
Rev., 5.00%, 4/1/2038	650	740
Rev., 5.00%, 4/1/2039	425	480
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,357
County of New Hanover Rev., 5.00%, 6/1/2026	220	232
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,449
Series 2023A, Rev., 5.00%, 4/1/2039	3,000	3,420
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2032	1,000	1,027
North Carolina Medical Care Commission, Forest at Duke, Inc. Rev., 4.00%, 9/1/2034	190	180

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	743
University of North Carolina at Greensboro Rev., 4.00%, 4/1/2035	10	10
Total North Carolina		10,738
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	247
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	721
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	107
Series 2021A, Rev., 4.00%, 5/15/2039	110	106
Series 2021A, Rev., 4.00%, 5/15/2040	120	115
Series 2021A, Rev., 4.00%, 5/15/2041	125	119
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	160	153
County of Summit GO, 5.00%, 12/1/2029	200	226
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2030	275	286
Rev., 5.75%, 9/1/2037	205	215
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	100	102
Rev., 5.00%, 12/1/2032	100	105
Ohio Higher Educational Facility Commission, John Carroll University
Rev., 5.00%, 10/1/2028	370	385
Rev., 5.00%, 10/1/2029	445	467
Rev., 5.00%, 10/1/2030	425	449
Rev., 5.00%, 10/1/2031	645	685
Rev., 5.00%, 10/1/2032	700	742
Ohio Water Development Authority
Rev., 5.00%, 12/1/2037	1,020	1,128
Series 2021A, Rev., 5.00%, 12/1/2039	1,025	1,147
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2023B, Rev., 5.00%, 12/1/2038	1,000	1,155
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,207
State of Ohio Series 2016A, GO, 5.00%, 9/1/2025	385	400
State of Ohio, Capital Facilities Lease Appropriation Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,116
Total Ohio		11,136
Oklahoma — 0.6%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	180	181
Rev., 5.00%, 10/1/2025	500	516
Rev., 5.00%, 10/1/2026	500	525
Oklahoma State University Series 2021A, Rev., 4.00%, 9/1/2036	25	25
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,060
Total Oklahoma		3,307

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 2.2%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,191
Hillsboro School District No. 1J GO, 4.00%, 6/15/2035	100	104
Hillsboro School District No. 1J,Washington, Yamhill and Multnomah Counties, Oregon General Obligation GO, 5.00%, 6/15/2027	570	615
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza, Inc.
Series 2021B-2, Rev., 0.95%, 6/1/2027	5,800	5,071
Series 2021B1, Rev., 1.20%, 6/1/2028	2,000	1,696
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	157
Rev., 4.00%, 5/15/2029	130	125
Rev., 4.00%, 5/15/2030	190	181
Rev., 4.00%, 5/15/2031	200	190
Rev., 4.00%, 5/15/2032	185	174
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2023	50	50
Umatilla County School District No. 61R Stanfield GO, 4.00%, 6/15/2039	275	277
Washington & Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,504
Yamhill County Hospital Authority, Friendsview Manor Series 2021A, Rev., 5.00%, 11/15/2056	210	155
Total Oregon		12,490
Pennsylvania — 2.2%
Allegheny County Higher Education Building Authority, Chatham University
Series 2022, Rev., 5.00%, 9/1/2028	100	102
Rev., 5.00%, 9/1/2029	100	103
Rev., 5.00%, 9/1/2030	105	108
Rev., 5.00%, 9/1/2031	100	102
Rev., 5.00%, 9/1/2032	100	102
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2036	1,225	1,168
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425	473
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	505
Rev., 5.00%, 6/1/2025	630	645
Rev., 5.00%, 6/1/2026	380	396
Rev., 5.00%, 6/1/2027	500	529
Rev., 5.00%, 6/1/2028	880	946
Rev., 5.00%, 6/1/2029	380	409
County of Lancaster Series A, GO, 4.00%, 5/1/2026	15	15
Fairview School District Series A, GO, 4.00%, 2/1/2028	10	10
Health Care Facilities Authority of Sayre, Guthrie Clinic (The) Rev., (ICE LIBOR USD 3 Month + 0.78%), 4.46%, 9/1/2023 (e)	995	995
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	1,909
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Rev., 4.00%, 7/1/2030	335	323
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,753
Pennsylvania Turnpike Commission
Series 2021B, Rev., 5.00%, 12/1/2025	165	172
Series 2023, Rev., 5.00%, 12/1/2038	500	555
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2029	675	719
Total Pennsylvania		12,039

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.0% ^
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 5.00%, 10/1/2029	10	10
South Carolina — 0.0% ^
City of Charleston, Waterworks & Sewer System Rev., 5.00%, 1/1/2028	15	16
Spartanburg County Tourist Public Facilities Corp. COP, 4.00%, 4/1/2028	10	10
Total South Carolina		26
Tennessee — 2.8%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,931
City of Knoxville, Wastewater System Series 2021A, Rev., 4.00%, 4/1/2038	25	26
City of Memphis, Electric System Rev., 5.00%, 12/1/2026	345	368
City of Murfreesboro GO, 5.00%, 6/1/2029	725	814
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, The Blakeford at Green Hills Corp. Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,111
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,687
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,499
Tennessee Energy Acquisition Corp., Gas Project Series 2018, Rev., 4.00%, 11/1/2025 (b)	8,000	7,956
Total Tennessee		15,392
Texas — 5.8%
Allen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,770	1,853
Bexar County Hospital District GO, 4.00%, 2/15/2035	10	10
Bryan Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,060
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2034	1,500	1,662
City of Houston, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2032	950	1,045
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	400	356
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	5,550	6,980
City of Mesquite, Waterworks and Sewer System
Rev., 5.00%, 3/1/2026	650	679
Rev., 5.00%, 3/1/2029	655	726
Rev., 5.00%, 3/1/2035	1,000	1,145
Clifton Higher Education Finance Corp., IDEA Public Schools Series 2021 T, Rev., PSF-GTD, 5.00%, 8/15/2030	460	511
County of El Paso GO, 5.00%, 2/15/2032	1,490	1,599
County of Tarrant GO, 5.00%, 7/15/2033	500	576
Denton Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	460	517
Irving Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037 (f)	1,000	1,138
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039 (f)	1,000	1,121
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,650	3,016
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	325	319
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	100	78
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	100	75
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250	279
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	340	368
North Texas Tollway Authority System, First Tier Series A, Rev., 5.00%, 1/1/2035	600	633

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, First Tier
Series A, Rev., 5.00%, 1/1/2026	10	10
Series A, Rev., 5.00%, 1/1/2030	360	377
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	400	419
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	600	669
Round Rock Independent School District GO, 5.00%, 8/1/2029	115	125
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	200	169
San Antonio Education Facilities Corp., University of the Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2037	600	560
Taylor Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,150	1,205
Texas Water Development Board Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,099
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2027	290	309
Rev., 5.00%, 2/1/2028	305	331
Rev., 5.00%, 2/1/2029	320	347
Rev., 5.00%, 2/1/2030	340	369
Rev., 5.00%, 2/1/2031	355	385
Tyler Independent School District GO, PSF-GTD, 5.00%, 2/15/2028	175	188
Total Texas		32,308
Utah — 0.9%
City of Salt Lake City Series 2018A, Rev., AMT, 5.00%, 7/1/2029	2,000	2,128
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	100	85
Series 2021A-2, Rev., 4.00%, 6/1/2036	100	85
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	500	497
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	782
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 5.00%, 10/15/2027	100	102
Rev., 4.00%, 10/15/2031	500	486
Rev., 5.00%, 10/15/2032	100	104
Rev., 4.00%, 10/15/2033	525	502
Total Utah		4,771
Virginia — 0.5%
City of Norfolk Series 2023A, GO, 5.00%, 9/1/2040	1,000	1,129
Henrico County Economic Development Authority, Westminster-Canterbury Corp. Rev., 4.00%, 10/1/2040	330	302
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,279
Total Virginia		2,710
Washington — 4.1%
Energy Northwest Rev., 5.00%, 7/1/2026	10	10
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2039	4,610	4,687
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	3,800
Series 2022B, Rev., AMT, 5.00%, 8/1/2033	2,830	3,149
Series B, Rev., 5.00%, 3/1/2034	1,000	1,013
Series 2022B, Rev., AMT, 4.00%, 8/1/2047	600	554

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,555
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,256
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,284
Washington State Housing Finance Commission, New Haven Apartments Rev., VRDO, LOC : Federal National Mortgage Association, 3.59%, 8/10/2023 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,110
Total Washington		22,668
Wisconsin — 1.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	109
Public Finance Authority, Coral Academy of Science
Series 2021A, Rev., 4.00%, 7/1/2030	305	294
Series 2021A, Rev., 4.00%, 7/1/2041	500	430
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	580
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (c)	215	200
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2026	730	761
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2029	860	795
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	105	94
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2032	360	371
Rev., 5.00%, 6/15/2042	380	367
Public Finance Authority, Triad Math and Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	338
Series 2021A, Rev., 4.00%, 6/15/2026	370	362
Series 2021A, Rev., 4.00%, 6/15/2028	400	389
Series 2021A, Rev., 4.00%, 6/15/2030	435	420
Series 2021A, Rev., 4.00%, 6/15/2041	280	236
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	100	91
Series 2022A, Rev., 4.00%, 12/1/2041 (c)	290	235
Wisconsin Department of Transportation Series 2017 1, Rev., 5.00%, 7/1/2025	2,000	2,070
Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2032	500	545
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2037	325	265
Total Wisconsin		8,952
Total Municipal Bonds (Cost $522,349)		515,164

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.73% (g) (h) (Cost $23,529)	23,527	23,527
Total Investments — 96.8% (Cost $545,878)		538,691
Other Assets Less Liabilities — 3.2%		17,622
NET ASSETS — 100.0%		556,313

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2023.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	151	09/29/2023	USD	30,664	(17)

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(60)	09/20/2023	USD	(7,025)	(2)
(19)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2023 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.18% at termination	Receive	7/24/2024	USD55,316	13	104	117
CPI-U at termination	2.25% at termination	Receive	7/24/2025	USD84,000	—	356	356
CPI-U at termination	2.35% at termination	Receive	7/24/2026	USD14,527	1	69	70
CPI-U at termination	2.35% at termination	Receive	7/24/2026	USD13,969	7	62	69
CPI-U at termination	2.35% at termination	Receive	7/24/2026	USD8,381	6	35	41
CPI-U at termination	2.37% at termination	Receive	10/4/2032	USD29,847	(67)	887	820
CPI-U at termination	2.41% at termination	Receive	4/27/2025	USD58,247	23	49	72
CPI-U at termination	2.44% at termination	Receive	7/11/2026	USD62,289	136	(2)	134
CPI-U at termination	2.45% at termination	Receive	5/10/2028	USD50,660	—	381	381
CPI-U at termination	2.47% at termination	Receive	10/6/2032	USD20,132	(34)	406	372
CPI-U at termination	2.47% at termination	Receive	10/6/2032	USD6,298	(11)	127	116
CPI-U at termination	2.59% at termination	Receive	4/6/2028	USD1,229	—	2	2
CPI-U at termination	2.59% at termination	Receive	7/24/2033	USD20,000	33	34	67
CPI-U at termination	2.60% at termination	Receive	7/25/2033	USD17,507	5	37	42
CPI-U at termination	2.61% at termination	Receive	4/3/2028	USD5,004	12	(6)	6
CPI-U at termination	2.61% at termination	Receive	7/24/2033	USD31,070	5	61	66
					129	2,602	2,731

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at July 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.06%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of July 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	3.93	USD19,900	683	(1,552)	(869)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$515,164	$—	$515,164
Short-Term Investments
Investment Companies	23,527	—	—	23,527
Total Investments in Securities	$23,527	$515,164	$—	$538,691

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Swaps	$—	$2,602	$—	$2,602
Depreciation in Other Financial Instruments
Futures Contracts	(19)	—	—	(19)
Swaps	—	(1,552)	—	(1,552)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(19)	$1,050	$—	$1,031
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.73% (a) (b)	$46,363	$301,161	$323,989	$(2)	$(6)	$23,527	23,527	$684	$2

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.